MATERIALS AND SUPPLIES	12 Months Ended
Dec. 31, 2017
MATERIALS AND SUPPLIES [abstract]
Disclosure of materials and supplies

15              17 MATERIALS AND SUPPLIES

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Raw materials	184,520	185,639
Reusable rail-line track materials	79,311	76,017
Accessories	67,236	67,493
Retailing consumables	1,540	1,578
	332,607	330,727

17              MATERIALS AND SUPPLIES (CONTINUED)

The costs of materials and supplies consumed by the Group during the year were recognised as "operating expenses" in the amount of RMB1,627,992,000 (2016: RMB1,697,166,000 and 2015: RMB1,565,648,000).

As at 31 December 2017, the balance of the provision for writing down the materials and supplies to their net realisable values was approximately RMB28,466,000 (2016: RMB23,976,000). During the year, additional provision of RMB7,844,000 was made and RMB3,354,000 was written off arising from realization of losses in the disposal of these assets (2016: RMB18,163,000).